Additional Information - Summary of Ageing of Capitalised Exploratory Well Costs and Number of Projects Capitalised (Detail) - Exploration and evaluation assets [member] $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Projects	Dec. 31, 2022 USD ($) Projects	Dec. 31, 2021 USD ($) Projects	Dec. 31, 2020 USD ($)
Disclosure Of Detailed Information About Exploration And Evaluation [Line Items]
Capitalised exploratory well costs	$ 668	$ 807	$ 614	$ 2,045
One year or less [Member]
Disclosure Of Detailed Information About Exploration And Evaluation [Line Items]
Capitalised exploratory well costs	71	124	19
Greater than one year [Member]
Disclosure Of Detailed Information About Exploration And Evaluation [Line Items]
Capitalised exploratory well costs	$ 597	$ 683	$ 595
Number of projects | Projects	17	21	25